Group plc statement of changes in equity - GBP (£) £ in Millions	Total	Issued capital [member] [1]	Share premium [member] [2]	Merger reserve [member] [3]	Treasury shares [member] [4]	Retained earnings [member] [5]	BT Group plc [Member]	BT Group plc [Member] Issued capital [member] [6]	BT Group plc [Member] Share premium [member]	BT Group plc [Member] Capital Redemption Reserve [Member]	BT Group plc [Member] Merger reserve [member]	BT Group plc [Member] Treasury shares [member] [7]	BT Group plc [Member] Retained earnings [member]	[7],[8]
Beginning balance at Mar. 31, 2016	£ 10,112	£ 499	£ 1,051	£ 8,422	£ (115)	£ (430)
Statements [Line Items]
Profit for the year	1,908					1,908
Dividends to shareholders	(1,436)					(1,436)
Share-based payments	57					57
Net buyback of own shares	(136)				19	(155)
Ending balance at Mar. 31, 2017	8,335	499	1,051	6,647	(96)	(650)	£ 16,420	£ 499	£ 1,051	£ 27	£ 5,649	£ (96)	£ 9,290
Statements [Line Items]
Profit for the year	2,032					2,032	61						61
Dividends to shareholders	(1,524)					(1,524)	(1,524)						(1,524)
Share-based payments	84					84	84						84
Net buyback of own shares	(168)				(90)	(78)	(168)					(90)	(78)
Ending balance at Mar. 31, 2018	9,911	499	1,051	6,647	(186)	1,366	14,873	499	1,051	27	5,649	(186)	7,833
Statements [Line Items]
Profit for the year	2,159					2,159	44						44
Transfer to realised profit											(2,500)		2,500
Dividends to shareholders	(1,503)					(1,503)	(1,503)						(1,503)
Share-based payments	67					67	67						67
Net buyback of own shares	(4)				19	(23)	(4)					19	(23)
Unclaimed Dividend over 10 years	14					14	9						9
Ending balance at Mar. 31, 2019	£ 10,167	£ 499	£ 1,051	£ 4,147	£ (167)	£ 3,919	£ 13,486	£ 499	£ 1,051	£ 27	£ 3,149	£ (167)	£ 8,927

[1]	aThe allotted, called up, and fully paid ordinary share capital of BT Group plc at 31 March 2019 was £499m comprising 9,968,127,681 ordinary shares of 5p each (2018: £499m comprising 9,968,127,681 ordinary shares of 5p each).
[2]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[3]	The merger reserve balance at 1 April 2016 includes £998m related to the group reorganisation that occurred in November 2001 and represented the difference between the nominal value of shares in the new parent company, BT Group plc, and the aggregate of the share capital, share premium account and capital redemption reserve of the prior parent company, British Telecommunications plc. In addition, on 29 January 2016, the company issued 1,594,900,429 ordinary shares of 5p at 470.7p per share. These shares were used as part consideration for the acquisition of EE. As a result of this transaction the merger reserve was credited with £7,424m net of £3m issue costs. Following settlement of intercompany loans by qualifying consideration of £1,775m (2016/17) and £2,500m (2018/19), equivalent balances were transferred from merger reserve to realised profit.
[4]	For further analysis of own shares, see note 21.
[5]	Certain results have been restated to reflect the update to the calculation of our IAS 19 accounting valuation of retirement benefit obligations. See note 2 to the consoliated financial statements.
[6]	The allotted, called up and fully paid ordinary share capital of the company at 31 March 2019 was £499m (31 March 2018: £499m), representing 9,968,127,681 (31 March 2018: 9,968,127,681) ordinary shares of 5p each.
[7]	In 2018/19 9,066,942 shares (2017/18: 38,627,352) were issued from Own shares to satisfy obligations under employee share schemes and executive share awards at a cost of £28m (2017/18: £130m). At 31 March 2019, 54,330,273 shares (31 March 2018: 59,249,666) with an aggregate nominal value of £3m (31 March 2018: £1m) were held as part of Own shares at cost.
[8]	As permitted by Section 408(3) of the Companies Act 2006, no profit and loss account of the company is presented. The profit for the financial year, dealt with in the profit and loss account of the company was £44m (2017/18: £61m).